SUPPLEMENT TO FIDELITY'S TARGETED
INTERNATIONAL EQUITY FUNDS
DECEMBER 30, 1997 PROSPECTUS
The following information replaces similar information found in "Performance" section on page P-21:

FISCAL YEARS ENDED OCTOBER 31   AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS



HONG KONG AND CHINA FUNDG                -13.36%   N/A    6.06%    -13.36%   N/A    12.48%

HONG KONG AND CHINA FUND (LOAD ADJ.A)    -15.96%   N/A    4.45%    -15.96%   N/A    9.11%

HANG SENG INDEX                          -12.53%   N/A    7.26%    -12.53%   N/A    15.05%


The following information replaces similar information found in "Performance" section on page P-25:
YEAR-BY-YEAR TOTAL RETURNS

CALENDAR YEARS                                                                   1996

HONG KONG AND CHINA FUND                                                         40.99%

HANG SENG INDEX                                                                  37.50%

CONSUMER PRICE INDEX                                                             3.32%


The following information replaces similar information found in "Performance" section on page P-28:
(small solid bullet) Southeast Asia Fund is compared to the Lipper Pacific ex-Japan Funds Average, which reflects the performance of 76 funds investing in the Pacific region excluding Japan.